Non-Controlling Interest (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 10,098		$ 15,418
Long term assets	43,870		41,100
Current liabilities	5,908		7,412
Asset retirement obligation	2,715		2,681
Comprehensive loss for the period/year	(2,158)	$ (1,635)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,933		2,920
Long term assets	34,335		33,535
Current liabilities	(1,747)		(2,908)
Asset retirement obligation	(2,715)		(2,681)
Advances from parent	(36,886)		(33,728)
Comprehensive loss for the period/year	$ (301)		$ (2,841)